Summary of Significant Accounting Policies (Details)			1 Months Ended		12 Months Ended
	Aug. 27, 2010 item	Aug. 22, 2008 item	Aug. 31, 2015 CNY (¥) item	Oct. 31, 2012 item	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2012 CNY (¥)
Principles of consolidation
Number of investors | item	5
Concurrent capital					$ 557,793,000		¥ 2,698,068,000	¥ 1,472,596,000	¥ 3,613,267,000		¥ 514,501,000
Current Liabilities:
Accounts payable					(1,025,852,000)		(6,121,256,000)		(6,645,262,000)
Advance from customers					(310,225,000)		(1,422,935,000)		(2,009,578,000)
Accrued expenses and other current liabilities					(479,271,000)		(2,340,756,000)		(3,104,622,000)
Amounts due to related parties					(31,950,000)		(75,784,000)		(206,966,000)
Deferred income					(16,137,000)		(194,560,000)		(104,531,000)
Total current liabilities					(1,878,100,000)		(10,155,291,000)		(12,165,959,000)
Deferred tax liability					(27,080,000)		(242,697,000)		(175,416,000)
Deferred income-non current					(3,504,000)				(22,699,000)
Total liabilities					(2,535,159,000)		(14,252,973,000)		(16,422,255,000)
Total equity					557,793,000		2,698,068,000	1,472,596,000	3,613,267,000		¥ 514,501,000
Results of operation of the VIE
Net revenues					6,206,307,000	¥ 40,203,212,000	23,129,313,000	10,420,794,000
Total operating expenses					(1,255,731,000)	(8,134,371,000)	(5,071,559,000)	(2,227,384,000)
Net income					232,906,000	1,508,712,000	752,593,000	321,220,000
Net cash provided by (used in) operating activities					295,638,000	1,915,086,000	3,262,662,000	2,633,282,000
Net cash (used in) provided by investing activities					(453,443,000)	(2,937,309,000)	(4,253,380,000)	(1,941,839,000)
Net cash provided by financing activities					(83,228,000)	(539,134,000)	3,852,133,000	574,137,000
Amounts due to related parties					$ 20,251,000	131,182,000	19,776,000	4,641,000
Consolidated VIE and VIE's subsidiaries
Financial position of the VIE
Total assets							5,532,899,000		4,673,422,000
Current Liabilities:
Accounts payable							(7,490,000)		(48,178,000)
Advance from customers							(1,217,429,000)		(879,848,000)
Accrued expenses and other current liabilities							(944,097,000)		(1,127,270,000)
Amounts due to related parties							(2,884,000)		(82,994,000)
Deferred income							(178,920,000)		(95,643,000)
Total current liabilities							(2,350,820,000)		(2,233,933,000)
Deferred tax liability									(116,000)
Deferred income-non current									(3,573,000)
Total liabilities							(2,350,820,000)		(2,237,622,000)
Results of operation of the VIE
Net revenues						7,388,637,000	18,794,999,000	10,409,186,000
Total operating expenses						(1,542,401,000)	(2,269,740,000)	(1,257,654,000)
Net income						226,986,000	162,955,000	(11,954,000)
Net cash provided by (used in) operating activities						(1,363,805,000)	1,052,069,000	2,370,276,000
Net cash (used in) provided by investing activities						1,018,250,000	(890,327,000)	(1,474,294,000)
Net cash provided by financing activities						809,740,000	12,665,000
Assets collateralizing obligations of variable interest entity						0	0
Consolidated VIE and VIE's subsidiaries | Group's subsidiaries
Results of operation of the VIE
Amounts due to related parties						¥ (1,649,956,000)	¥ 718,759,000	¥ 1,790,104,000
Vipshop Information
Principles of consolidation
Number of investors | item		5			5	5
Concurrent capital			¥ 274,500,000						824,500,000	¥ 24,500,000
Current Liabilities:
Total equity			¥ 274,500,000						¥ 824,500,000	¥ 24,500,000
Vipshop Information | Mr. Shen
Principles of consolidation
Equity interest transferred from former shareholder to an existing shareholder (as a percent)			22.00%	10.40%
Number of former shareholders of Vipshop transfer equity interest to Mr. Shen | item			2	1
Equity interest (as a percent)					99.23%				99.23%		52.00%
Vipshop Information | Mr. Arthur Xiaobo Hong
Principles of consolidation
Equity interest (as a percent)					0.77%				0.77%		26.00%
Vipshop Information | Mr. Bin Wu
Principles of consolidation
Equity interest (as a percent)											11.60%
Vipshop Information | Mr. Xing Peng
Principles of consolidation
Equity interest (as a percent)											10.40%
Vipshop Information | WFOE | Exclusive Business Cooperation Agreement
Principles of consolidation
Fees payable in consideration of services, as a percentage of net income					100.00%	100.00%
Number of parties under the agreement | item					2	2
Term of agreement					10 years	10 years
Vipshop Information | WFOE | Exclusive Option Agreements
Principles of consolidation
Purchase price of the right to purchase equity interest of each equity holder of VIE					$ 1.54				¥ 10
Vipshop Information | WFOE | Amended and Restated Exclusive Business Cooperation Agreement
Principles of consolidation
Fees payable in consideration of services, as a percentage of net income					100.00%	100.00%
Term of agreement					10 years	10 years
Number of days of which a prior written notice is required to terminate the agreement					30 days	30 days
Vipshop Information | WFOE | Amended and Restated Exclusive Option Agreement
Principles of consolidation
Term of agreement					10 years	10 years
Vipshop Information | WFOE | Exclusive Purchase Framework Agreement
Principles of consolidation
Term of agreement					5 years	5 years
Number of days of which a prior written notice is required to terminate the agreement					15 days	15 days